Condensed Consolidating Financial Information - Condensed Consolidating Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$ (16,524)	$ 129,780	$ 147,587
Cash flows from investing activities:
Investment in multi-client data library	(45,558)	(67,785)	(114,582)
Purchase of property, plant, equipment and seismic rental equipment	(19,241)	(8,264)	(16,914)
Repayment of advances by INOVA Geophysical	0	(1,000)	5,000
Net investment in and advances to OceanGeo B.V. prior to its consolidation	0	(3,074)	(24,755)
Net proceeds from sale of Source product line	0	(14,394)	0
Proceeds from sale of cost method investments	0	(14,051)	(4,150)
Investment in convertible notes	0	0	(2,000)
Capital contribution to affiliate			0
Other investing activities	1,263	928	128
Net cash used in investing activities	(63,536)	(48,750)	(158,973)
Cash flows from financing activities:
Proceeds from issuance of notes	0	0	175,000
Payments under revolving line of credit	0	(50,000)	(97,250)
Borrowings under revolving line of credit	0	15,000	35,000
Payments on notes payable and long-term debt	(7,452)	(12,998)	(4,361)
Cost associated with issuance of debt	(145)	(2,194)	(6,773)
Capital contribution from affiliate			0
Intercompany lending	0	0	0
Acquisition of non-controlling interest	0	(6,000)	0
Repurchase of common stock	(1,989)	0	0
Payment of preferred dividends			(6,014)
Proceeds from employee stock purchases and exercise of stock options	73	577	2,527
Other financing activities	0	(359)	573
Net cash provided by (used in) financing activities	(9,513)	(55,974)	98,702
Effect of change in foreign currency exchange rates on cash and cash equivalents	898	496	(231)
Net increase (decrease) in cash and cash equivalents	(88,675)	25,552	87,085
Cash and cash equivalents at beginning of period	173,608	148,056	60,971
Cash and cash equivalents at end of period	84,933	173,608	148,056
Reportable Legal Entities [Member] | ION Geophysical Corporation [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	(425,310)	(53,925)	(50,731)
Cash flows from investing activities:
Investment in multi-client data library	0	0	0
Purchase of property, plant, equipment and seismic rental equipment	(347)	(1,240)	(2,075)
Repayment of advances by INOVA Geophysical		(1,000)	5,000
Net investment in and advances to OceanGeo B.V. prior to its consolidation		0	0
Net proceeds from sale of Source product line		0
Proceeds from sale of cost method investments		(14,051)	(4,150)
Investment in convertible notes			(2,000)
Capital contribution to affiliate			5,695
Other investing activities	0	579	0
Net cash used in investing activities	(347)	14,390	(10,620)
Cash flows from financing activities:
Proceeds from issuance of notes			175,000
Payments under revolving line of credit		(50,000)	(97,250)
Borrowings under revolving line of credit		15,000	35,000
Payments on notes payable and long-term debt	(153)	0	0
Cost associated with issuance of debt	(145)	(2,194)	(6,773)
Capital contribution from affiliate			0
Intercompany lending	352,091	61,324	52,646
Acquisition of non-controlling interest		0
Repurchase of common stock	(1,989)
Payment of preferred dividends			(6,014)
Proceeds from employee stock purchases and exercise of stock options	73	577	2,527
Other financing activities		(359)	573
Net cash provided by (used in) financing activities	349,877	24,348	155,709
Effect of change in foreign currency exchange rates on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	(75,780)	(15,187)	94,358
Cash and cash equivalents at beginning of period	109,514	124,701	30,343
Cash and cash equivalents at end of period	33,734	109,514	124,701
Reportable Legal Entities [Member] | The Guarantors [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	225,581	107,590	166,838
Cash flows from investing activities:
Investment in multi-client data library	(44,687)	(67,552)	(111,689)
Purchase of property, plant, equipment and seismic rental equipment	(3,945)	(4,530)	(10,171)
Repayment of advances by INOVA Geophysical		0	0
Net investment in and advances to OceanGeo B.V. prior to its consolidation		0	0
Net proceeds from sale of Source product line		(9,881)
Proceeds from sale of cost method investments		0	0
Investment in convertible notes			0
Capital contribution to affiliate			7,897
Other investing activities	1,263	26	128
Net cash used in investing activities	(47,369)	(62,175)	(129,629)
Cash flows from financing activities:
Proceeds from issuance of notes			0
Payments under revolving line of credit		0	0
Borrowings under revolving line of credit		0	0
Payments on notes payable and long-term debt	(6,467)	(5,384)	(3,249)
Cost associated with issuance of debt	0	0	0
Capital contribution from affiliate			5,695
Intercompany lending	(171,745)	(40,031)	(39,655)
Acquisition of non-controlling interest		0
Repurchase of common stock	0
Payment of preferred dividends			0
Proceeds from employee stock purchases and exercise of stock options	0	0	0
Other financing activities		0	0
Net cash provided by (used in) financing activities	(178,212)	(45,415)	(37,209)
Effect of change in foreign currency exchange rates on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	0
Reportable Legal Entities [Member] | All Other Subsidiaries [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	183,205	76,115	31,480
Cash flows from investing activities:
Investment in multi-client data library	(871)	(233)	(2,893)
Purchase of property, plant, equipment and seismic rental equipment	(14,949)	(2,494)	(4,668)
Repayment of advances by INOVA Geophysical		0	0
Net investment in and advances to OceanGeo B.V. prior to its consolidation		(3,074)	(24,755)
Net proceeds from sale of Source product line		(4,513)
Proceeds from sale of cost method investments		0	0
Investment in convertible notes			0
Capital contribution to affiliate			0
Other investing activities	0	323	0
Net cash used in investing activities	(15,820)	(965)	(32,316)
Cash flows from financing activities:
Proceeds from issuance of notes			0
Payments under revolving line of credit		0	0
Borrowings under revolving line of credit		0	0
Payments on notes payable and long-term debt	(832)	(7,614)	(1,112)
Cost associated with issuance of debt	0	0	0
Capital contribution from affiliate			7,897
Intercompany lending	(180,346)	(21,293)	(12,991)
Acquisition of non-controlling interest		(6,000)
Repurchase of common stock	0
Payment of preferred dividends			0
Proceeds from employee stock purchases and exercise of stock options	0	0	0
Other financing activities		0	0
Net cash provided by (used in) financing activities	(181,178)	(34,907)	(6,206)
Effect of change in foreign currency exchange rates on cash and cash equivalents	898	496	(231)
Net increase (decrease) in cash and cash equivalents	(12,895)	40,739	(7,273)
Cash and cash equivalents at beginning of period	64,094	23,355	30,628
Cash and cash equivalents at end of period	51,199	64,094	23,355
Consolidation, Eliminations [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities			0
Cash flows from investing activities:
Investment in multi-client data library			0
Purchase of property, plant, equipment and seismic rental equipment			0
Repayment of advances by INOVA Geophysical			0
Net investment in and advances to OceanGeo B.V. prior to its consolidation			0
Proceeds from sale of cost method investments			0
Investment in convertible notes			0
Capital contribution to affiliate			(13,592)
Other investing activities			0
Net cash used in investing activities			13,592
Cash flows from financing activities:
Proceeds from issuance of notes			0
Payments under revolving line of credit			0
Borrowings under revolving line of credit			0
Payments on notes payable and long-term debt			0
Cost associated with issuance of debt			0
Capital contribution from affiliate			(13,592)
Intercompany lending			0
Payment of preferred dividends			0
Proceeds from employee stock purchases and exercise of stock options			0
Other financing activities			0
Net cash provided by (used in) financing activities			(13,592)
Effect of change in foreign currency exchange rates on cash and cash equivalents			0
Net increase (decrease) in cash and cash equivalents			0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0